Average Annual Total Returns - Institutional Z - Harding Loevner International Equity Portfolio	Institutional Class Z 1-Year	Institutional Class Z 5-Year	Institutional Class Z 10-Year	Institutional Class Z Return After Taxes on Distributions 1-Year		Institutional Class Z Return After Taxes on Distributions 5-Year		Institutional Class Z Return After Taxes on Distributions 10-Year		Institutional Class Z Return After Taxes on Distributions and Sale of Fund Shares 1-Year		Institutional Class Z Return After Taxes on Distributions and Sale of Fund Shares 5-Year		Institutional Class Z Return After Taxes on Distributions and Sale of Fund Shares 10-Year		MSCI ALL COUNTRY WORLD ex-U.S. (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 1-Year	MSCI ALL COUNTRY WORLD ex-U.S. (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 5-Year	MSCI ALL COUNTRY WORLD ex-U.S. (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 10-Year
Total	20.37%	12.20%	7.89%	20.28%	[1]	11.98%	[1]	7.73%	[1]	12.36%	[1]	9.83%	[1]	6.49%	[1]	10.65%	8.93%	4.92%

[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.